Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations
Our contractual obligations as of December 31, 2016 can be summarized as follows:

Payments due by period	Total	1 year	2 year	3 year	4 year	5 year	After 5 years
(in thousands)	EUR	EUR	EUR	EUR	EUR	EUR	EUR

Long-Term Debt Obligations, including interest expense [1]	3,757,498	306,215	83,752	56,718	56,762	56,246	3,197,805
Operating Lease Obligations	103,568	35,486	23,613	18,616	13,577	7,050	5,226
Purchase Obligations	2,202,595	1,923,647	233,021	9,481	7,901	7,417	21,128
Zeiss High-NA Funding Commitment	748,000	129,000	219,500	179,500	113,000	69,000	38,000
Total Contractual Obligations [2]	6,811,661	2,394,348	559,886	264,315	191,240	139,713	3,262,159

1.	See Note 14 to our Financial Statements for the amounts excluding interest expense.

2.	We have excluded unrecognized tax benefits for an amount of EUR 136.4 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.